Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted Average Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	5.00%
Expected return on plan assets	8.00%	8.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 20,319	$ 17,725	$ 16,932
Interest cost	38,266	37,276	35,614
Expected return on plan assets	(45,780)	(40,114)	(36,538)
Amortization of net actuarial loss	23,883	14,348	10,478
Net periodic benefit cost	36,688	29,235	26,486
Qualified retirement plan [Member] | Net benefit cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	274	217	372
Interest cost	1,629	1,766	2,045
Amortization of net actuarial loss	683	631	1,155
Net periodic benefit cost	2,586	2,614	3,572
SERP [Member] | Net benefit cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	977	858	856
Interest cost	2,547	2,631	2,491
Expected return on plan assets	(2,404)	(2,379)	(2,093)
Amortization of transition obligation	867	867	867
Amortization of net actuarial loss	1,031	590	489
Net periodic benefit cost	$ 3,018	$ 2,567	$ 2,610
PBOP [Member] | Net benefit cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%